PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited)

Voya Credit Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SENIOR LOANS
*
: 70.3%
Aerospace & Defense : 1.2%
207,485  Dynasty Acquisition
Co., Inc., 2024 Term
Loan B1, 8.840%,
(TSFR1M+3.500%),
08/24/2028 $ 209,603
0.2
86,440  Dynasty Acquisition
Co., Inc., 2024 Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
08/24/2028 87,322
0.1
893,872  Peraton Corp., Term
Loan B, 8.953%,
(TSFR1M+3.750%),
02/01/2028 895,797
0.8
150,000  Swissport, Term
Loan, 8.840%,
(TSFR1M+3.500%),
03/27/2031 150,938
0.1
1,343,660
1.2
Air Transport : 0.5%
202,719  LaserShip, Inc., 2021
Term Loan, 9.693%,
(TSFR3M+4.500%),
05/07/2028 179,829
0.2
361,306  Savage Enterprises
LLC, 2021 Term
Loan B, 8.606%,
(TSFR1M+3.250%),
09/15/2028 362,811
0.3
542,640
0.5
Auto Components : 0.8%
333,604  Holley Purchaser,
Inc., 2021 Term
Loan, 9.184%,
(TSFR1M+3.750%),
11/17/2028 333,396
0.3
228,012  RC Buyer, Inc., 2021
Term Loan, 9.004%,
(TSFR1M+3.500%),
07/28/2028 228,012
0.2
326,831  RealTruck Group,
Inc., 2021 Term
Loan B, 8.967%,
(TSFR1M+3.500%),
01/31/2028 327,273
0.3
888,681
0.8
Automotive : 0.5%
182,470  Dealer Tire Financial,
LLC, 2024 Term
Loan B3, 9.090%,
(TSFR1M+3.750%),
12/14/2027 183,306
0.2
299,794  IXS Holdings, Inc., 2020
Term Loan B, 9.479%,
(TSFR6M+4.250%),
03/05/2027 285,179
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Automotive: (continued)
74,808  MajorDrive Holdings
IV LLC, Term
Loan B, 9.500%,
(TSFR3M+4.000%),
06/01/2028 $ 75,135
0.1
543,620
0.5
Basic Materials : 1.7%
213,926  Arsenal AIC Parent
LLC, 2024 Term
Loan B, 9.090%,
(TSFR1M+3.750%),
08/19/2030 216,199
0.2
138,889  Consolid Energy
Finance, 2024
Incremental
Term,Loan, 8.830%,
(TSFR1M+3.500%),
11/18/2030 138,411
0.1
500,000  Covia Holdings,
8.830%,
(TSFR3M+3.500%),
07/31/2026 498,516
0.4
250,000  Geon Performance
Sol, 8.830%,
(TSFR1M+3.500%),
08/18/2028 251,875
0.2
441,663  LSF11 A5 Holdco
LLC, 9.679%,
(TSFR1M+4.350%),
10/16/2028 440,834
0.4
345,183  U.S. Silica Company,
2023 Term Loan
B, 9.953%,
(US0006M+4.750%),
03/25/2030 347,556
0.3
69,821  W.R. Grace & Co.-
Conn., 2021 Term
Loan B, 9.190%,
(TSFR3M+3.750%),
09/22/2028 70,185
0.1
1,963,576
1.7
Building & Development : 0.5%
226,262  Cornerstone Building
Brands, Inc., 2021
Term Loan B, 9.132%,
(TSFR1M+3.250%),
04/12/2028 223,394
0.2
159,914  LBM Acquisition LLC,
Term Loan B, 9.632%,
(TSFR1M+3.750%),
12/17/2027 159,514
0.1
84,435  LHS Borrower,
LLC, 2022 Term
Loan B, 9.953%,
(US0006M+4.750%),
02/16/2029 81,268
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Building & Development: (continued)
148,469  Wilsonart LLC, 2021
Term Loan E, 9.132%,
(TSFR3M+3.250%),
12/31/2026 $ 149,045
0.1
613,221
0.5
Business Equipment & Services : 0.4%
225,145  Ensono, LP, 2021
Term Loan, 9.288%,
(TSFR3M+4.000%),
05/26/2028 225,314
0.2
187,797  VM Consolidated,
Inc., 2024 Term
Loan B, 8.090%,
(TSFR1M+2.750%),
03/24/2028 189,636
0.2
414,950
0.4
Chemicals & Plastics : 0.8%
772,898  Charter NEX US,
Inc., 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
12/01/2027 777,334
0.7
119,700  Lonza Group AG, USD
Term Loan B, 9.267%,
(TSFR3M+3.925%),
07/03/2028 116,595
0.1
39,898  Sparta U.S. HoldCo
LLC, 2021 Term
Loan, 9.132%,
(US0006M+3.250%),
08/02/2028 40,102
0.0
934,031
0.8
Commodities : 1.3%
148,473  Foundation Building
Materials Holding
Company LLC, 2021
Term Loan, 8.523%,
(TSFR3M+3.250%),
01/31/2028 148,597
0.1
440,000  Foundation Building
Materials Holding
Company LLC, 2024
Term Loan B2, 9.340%,
(TSFR1M+4.000%),
01/29/2031 442,872
0.4
200,900  Specialty Building
Products Holdings,
LLC, 2021 Term
Loan B, 8.443%,
(US0006M+3.750%),
10/15/2028 200,886
0.2
630,080  White Cap Buyer LLC,
Term Loan B, 8.853%,
(TSFR1M+3.750%),
10/19/2027 633,658
0.6
1,426,013
1.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Communications : 2.9%
463,489  Arches Buyer Inc., 2021
Term Loan B, 8.590%,
(TSFR1M+3.250%),
12/06/2027 $ 447,293
0.4
190,000  Cengage Learning,
Inc., 2024 Term
Loan B, 9.690%,
(TSFR3M+4.250%),
03/24/2031 191,112
0.2
372,132  Connect US Finco
LLC, Amendment No.
4 Term Loan, 9.820%,
(TSFR1M+4.500%),
09/13/2029 356,781
0.3
150,000  Fleet Midco I
Limited, 2024 Term
Loan B, 8.690%,
(TSFR3M+3.250%),
02/21/2031 151,125
0.1
280,000  Magnite Inc, 2024
Term Loan B, 9.940%,
(TSFR3M+4.500%),
02/06/2031 281,692
0.3
633,405  MH Sub I, LLC, 2023
Term Loan, 9.590%,
(TSFR1M+4.250%),
05/03/2028 635,186
0.6
653,329  Proofpoint, Inc., 1st Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
08/31/2028 656,034
0.6
238,263  Tiger Acquisition,
LLC, 2021 Term
Loan, 8.840%,
(TSFR1M+3.500%),
06/01/2028 238,430
0.2
280,000  WeddingWire,
Inc., 2023 Term
Loan, 9.922%,
(TSFR1M+4.500%),
01/31/2028 281,400
0.2
3,239,053
2.9
Consumer, Cyclical : 6.2%
100,000  Alterra Mountain
Company, 7.827%,
(TSFR3M+2.500%),
05/31/2030 100,938
0.1
302,713  Alterra Mountain
Company, Term
Loan B5, 8.830%,
(TSFR1M+3.500%),
05/31/2030 305,550
0.3
150,000  Amer Sports
Company, USD
Term Loan, 8.690%,
(TSFR3M+3.250%),
02/18/2031 151,313
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
86,928  American Airlines,
Inc., 2021 Term
Loan, 10.190%,
(TSFR3M+4.750%),
04/20/2028 $ 90,405
0.1
345,000  American Greetings
Corp., Tranche C
Term Loan, 11.080%,
(TSFR1M+5.750%),
10/23/2029 347,495
0.3
375,506  Ascend Learning,
LLC, 2021 Term
Loan, 8.584%,
(US0006M+3.500%),
12/11/2028 375,845
0.3
62,973  Birkenstock US
Bidco Inc, Facility B
(USD) Loan, 8.840%,
(TSFR3M+3.510%),
04/28/2028 63,354
0.1
462,976  Bombardier
Recreational
Products Inc, 8.079%,
(TSFR1M+2.750%),
12/13/2029 465,126
0.4
175,000  Cedar Fair, L.P., Initial
Term B Loans, 7.310%,
(TSFR1M+2.000%),
04/18/2031 175,656
0.2
450,000  Clarios Global LP, 2024
Term Loan B, 8.340%,
(TSFR1M+3.000%),
05/06/2030 453,235
0.4
148,692  ClubCorp Holdings Inc,
Term Loan, 10.560%,
(TSFR3M+5.260%),
09/18/2026 149,807
0.1
228,498  First Brands Group,
LLC, 2022 Incremental
Term Loan, 10.440%,
(TSFR3M+5.000%),
03/30/2027 226,546
0.2
675,000  Gates Global
LLC, Tl, 8.830%,
(TSFR1M+3.500%),
05/31/2031 677,742
0.6
370,000  Homeserve USA
Holding Corp, Term
Loan, 8.358%,
(TSFR1M+3.000%),
10/21/2030 371,064
0.3
150,000  Johnstone Supply,
LLC, Tl, 8.830%,
(TSFR1M+3.500%),
05/17/2031 150,562
0.1
300,000  Kodiak Building
Partners Inc., 2024
Term Loan B2, 8.840%,
(TSFR1M+3.500%),
03/12/2028 302,500
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
335,000  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/01/2031 $ 337,512
0.3
708,983  LS Group OPCO
Acquisition LLC, Term
Loan B, 8.320%,
(TSFR1M+3.000%),
04/23/2031 713,119
0.6
240,381  Osmosis Buyer
Limited, Initial Term
B Loans, 9.320%,
(TSFR1M+4.000%),
07/31/2028 241,658
0.2
80,000  RealTruck Group,
Inc., 2023 Incremental
Term Loan, 10.882%,
(TSFR1M+5.000%),
01/31/2028 80,200
0.1
94,758  SRS Distribution Inc.,
2022 Incremental
Term Loan, 8.590%,
(TSFR1M+3.250%),
06/05/2028 95,433
0.1
149,606  Staples, Inc., Term
Loan B2, 9.840%,
(US0001M+4.500%),
09/12/2024 149,419
0.1
116,667  Thor Industries, Inc.,
2023 USD Term
Loan B2, 8.112%,
(TSFR1M+2.750%),
11/15/2030 117,493
0.1
142,500  Topgolf Callaway
Brands, Initial Term
Loan, 8.830%,
(TSFR1M+3.000%),
03/08/2030 143,454
0.1
428,270  Whatabrands LLC,
Term Loan B, 8.080%,
(TSFR1M+2.750%),
08/03/2028 429,532
0.4
253,885  Windsor Holdings
III LLC, 9.320%,
(TSFR1M+4.000%),
08/01/2030 256,960
0.2
6,971,918
6.2
Consumer, Non-cyclical : 8.3%
215,050  ANI Pharmaceuticals
Inc, Initial Term
Loan, 11.440%,
(TSFR1M+6.110%),
11/19/2027 216,394
0.2
400,000  Auris Luxembourg
III Sarl, 8.830%,
(TSFR1M+3.500%),
02/27/2026 401,250
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
477,977  Avis Budget Car
Rental, LLC, 2023
Term Loan C, 8.456%,
(TSFR1M+3.000%),
03/16/2029 $ 479,112
0.4
498,731  Bausch & Lomb
Corporation, Term
Loan, 8.592%,
(TSFR1M+3.250%),
05/10/2027 494,644
0.4
160,000  Ceva Sante Animale,
2023 USD Term
Loan B, 9.616%,
(TSFR3M+4.250%),
11/13/2030 161,250
0.1
105,000  Cimpress PLC, 2024
Refinancing Tranche
B-1 Term Loan, 8.830%,
(TSFR1M+3.000%),
05/17/2028 105,000
0.1
810,000  Cotiviti Corporation,
2024 Term
Loan, 8.840%,
(TSFR1M+3.500%),
08/27/2025 814,556
0.7
207,000  Covetrus, Inc., Term
Loan, 10.242%,
(TSFR3M+5.000%),
10/13/2029 207,825
0.2
285,000  Fiesta Purchaser,
Inc., 2024 Term
Loan B, 9.440%,
(TSFR3M+4.000%),
02/12/2031 288,050
0.3
222,376  Fugue Finance B.V.,
2023 USD Term
Loan B, 9.388%,
(TSFR3M+4.000%),
01/31/2028 224,299
0.2
500,000  Global Medical
Response Inc,
2024 Extended
Term loan, 8.830%,
(TSFR1M+3.500%),
10/02/2028 494,297
0.4
49,019  Hertz Corporation,
(The), 2021 Term
Loan B, 8.720%,
(TSFR1M+3.250%),
06/30/2028 45,159
0.0
9,500  Hertz Corporation,
(The), 2021 Term
Loan C, 8.720%,
(TSFR1M+3.250%),
06/30/2028 8,740
0.0
189,525  Hertz Corporation,
(The), 2023 Incremental
Term Loan B, 9.108%,
(TSFR1M+3.750%),
06/30/2028 174,916
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
267,975  Kingpin Intermediate
Holdings LLC, 2023
Term Loan B, 8.584%,
(TSFR1M+3.500%),
02/08/2028 $ 268,519
0.2
503,797  Kuehg Corp., 9.823%,
(TSFR3M+4.500%),
06/12/2030 506,882
0.5
245,000  LifePoint Health
Inc, 9.329%,
(TSFR3M+4.000%),
05/09/2031 246,301
0.2
272,569  Medline Borrower
LP, 8.079%,
(TSFR1M+2.750%),
10/23/2028 274,587
0.2
150,000  Mister Car Wash
Holdings, Inc., 2024
Term Loan B, 8.840%,
(TSFR1M+3.500%),
03/21/2031 150,973
0.1
291,667  Neptue BIDCO,
7.827%,
(TSFR3M+2.500%),
04/11/2029 280,547
0.3
237,578  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 12.132%,
(TSFR1M+6.250%),
03/06/2028 237,677
0.2
184,524  Packaging
Coordinators Midco,
Inc., 2020 1st Lien
Term Loan, 8.940%,
(TSFR3M+3.500%),
11/30/2027 185,361
0.2
149,620  R1 RCM, Inc., 2022
Term Loan B, 8.440%,
(TSFR3M+3.000%),
06/21/2029 150,574
0.1
150,000  Radnet Management
Inc, Term Loan
B, 7.830%,
(TSFR3M+2.500%),
04/18/2031 150,492
0.1
241,907  RXB Holdings Inc,
First Lien Initial
Term Loan, 9.940%,
(TSFR1M+4.610%),
12/20/2027 243,721
0.2
26,667
(1)
Ryan, LLC,
Delayed Draw Term
Loan, 8.800%,
(TSFR3M+4.500%),
11/14/2030 26,867
0.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
253,333  Ryan, LLC, Term
Loan, 9.856%,
(TSFR1M+4.500%),
11/14/2030 $ 255,233
0.2
278,588  Seren Bidco AB, Facility
B4 Loan, 8.830%,
(TSFR1M+3.500%),
11/16/2028 281,287
0.3
550,000  Sotera Health Holdings
LLC, Tlb, 8.830%,
(TSFR1M+3.500%),
05/23/2031 548,969
0.5
284,091  Spring Education
Group, Inc, Term
Loan, 9.799%,
(TSFR3M+4.500%),
10/04/2030 286,843
0.3
149,625  Triton Water Holdings,
Inc, 2024 Incremental
Term Loan B, 9.440%,
(TSFR3M+4.000%),
03/31/2028 149,789
0.1
248,314  TruGreen Limited
Partnership, 2020
Term Loan, 8.800%,
(TSFR1M+4.000%),
11/02/2027 236,261
0.2
190,000  Upfield B.V., 2023 USD
Term Loan B7, 8.840%,
(TSFR1M+3.500%),
01/03/2028 191,018
0.2
665,000  Wand NewCo 3,
Inc., 2024 Term
Loan B, 9.090%,
(TSFR1M+3.750%),
01/30/2031 671,347
0.6
9,458,740
8.3
Containers & Glass Products : 1.5%
458,832  Clydesdale Acquisition
Holdings Inc, Term
Loan B, 9.378%,
(TSFR1M+3.675%),
04/13/2029 461,786
0.4
119,591  Plaze, Inc., 2020
Incremental Term
Loan, 9.632%,
(TSFR1M+3.750%),
08/03/2026 118,146
0.1
490,140  Pro Mach Group,
Inc., 2021 Term
Loan B, 9.193%,
(TSFR1M+3.750%),
08/31/2028 493,560
0.5
594,225  Proampac PG
Borrower LLC, 2023
Term Loan, 8.840%,
(TSFR1M+3.500%),
09/15/2028 599,425
0.5
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Containers & Glass Products: (continued)
39,508  Trident TPI Holdings,
Inc., 2021 Term
Loan B3, 9.538%,
(TSFR3M+4.000%),
09/15/2028 $ 39,668
0.0
1,712,585
1.5
Diversified : 0.4%
465,000  First Eagle Investment
Management,
LLC, 2024 Term
Loan B, 8.440%,
(TSFR3M+3.000%),
02/22/2029 464,502
0.4
Electronics/Electrical : 1.6%
407,738  Altar Bidco, Inc., 2021
Term Loan, 8.142%,
(SOFRRATE+3.100%),
02/01/2029 409,012
0.4
139,179  Chamberlain Group Inc,
Term Loan B, 8.453%,
(TSFR1M+3.250%),
11/03/2028 139,451
0.1
279,300  Creation Technologies
Inc., 2021 Term
Loan, 10.723%,
(TSFR3M+5.500%),
10/05/2028 263,240
0.2
200,000  DG Investment
Intermediate Holdings
2, Inc., 2021 2nd Lien
Term Loan, 11.967%,
(TSFR1M+6.750%),
03/30/2029 195,312
0.2
295,485  DG Investment
Intermediate Holdings
2, Inc., 2021 Term
Loan, 8.967%,
(TSFR1M+3.750%),
03/31/2028 295,301
0.3
325,950  Illuminate Merger
Sub Corp., 1st Lien
Term Loan, 8.476%,
(TSFR3M+3.000%),
07/21/2028 326,561
0.3
148,400  Project Boost
Purchaser, LLC, 2019
Term Loan B, 9.382%,
(TSFR1M+3.500%),
05/29/2026 149,167
0.1
1,778,044
1.6
Energy : 1.4%
309,375  Brazos Delaware II LLC,
Term Loan B, 8.820%,
(TSFR1M+3.500%),
02/11/2030 311,405
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Energy: (continued)
169,575  GIP Pilot Acquisition
Partners, L.P., 7.827%,
(TSFR3M+2.500%),
10/04/2030 $ 170,741
0.2
240,000  Goodnight Water
Solutions Holdings,
LLC, Term Loan
B, 8.830%,
(TSFR1M+3.500%),
05/22/2029 237,000
0.2
206,998  M6 Etx Holdings Ii
Midco LLC, Initial
Term Loan, 9.930%,
(TSFR1M+4.600%),
09/19/2029 208,458
0.2
248,747  NorthRiver Midstream
Finance LP, 2023 USD
Term Loan B, 8.395%,
(TSFR3M+3.000%),
08/16/2030 249,602
0.2
367,845  Oryx Midstream
Services Permian
Basin LLC, 2024
Term Loan B, 8.340%,
(TSFR1M+3.000%),
10/05/2028 370,558
0.3
1,547,764
1.4
Financial : 6.8%
587,711  Alliant Holdings
Intermediate, LLC, 2023
Term Loan B6, 8.865%,
(TSFR1M+3.500%),
11/06/2030 590,741
0.5
595,361  AqGen Island
Holdings, Inc., Term
Loan, 8.693%,
(US0006M+3.500%),
08/02/2028 597,035
0.5
169,575  Aragorn Parent
Corporation, Term
Loan, 8.800%,
(TSFR1M+4.250%),
12/15/2028 170,617
0.2
402,783  Aretec Group, Inc.,
2023 Incremental
Term Loan, 9.956%,
(TSFR1M+4.500%),
08/09/2030 405,553
0.4
1,025,000  AssuredPartners
Inc., 8.829%,
(TSFR1M+3.500%),
02/14/2031 1,034,097
0.9
380,000  Broadstreet Partners
Inc, 7.827%,
(TSFR3M+2.500%),
05/12/2031 382,002
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
279,300  Broadstreet Partners
Inc, 2023 Term B
Fcaility, 9.080%,
(TSFR1M+3.750%),
01/29/2029 $ 280,572
0.3
10,329
(1)
Chrysaor Bidco
S.A R.L., Delayed
TI, 8.830%,
(TSFR1M+3.500%),
05/14/2031 10,381
0.0
139,671  Chrysaor Bidco
S.A R.L., Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/14/2031 140,369
0.1
1,908  Citadel Securities
LP, 2024 Term
Loan B, 7.590%,
(TSFR1M+2.250%),
07/29/2030 1,921
0.0
150,000  Cpi Holdco B,
LLC, Initial Term
Loans, 7.320%,
(TSFR1M+2.000%),
05/10/2031 150,375
0.1
274,313  Cushman & Wakefield
US Borrower
LLC, 2024-1 Term
Loan, 9.080%,
(TSFR1M+3.750%),
01/31/2030 276,713
0.2
436,842  Edelman Financial
Center, LLC, 2021
Term Loan B, 8.943%,
(TSFR1M+3.500%),
05/23/2025 437,809
0.4
155,000  Grant Thornton
Advisors LLC, Term
Loan B, 8.830%,
(TSFR1M+3.500%),
05/31/2031 155,775
0.1
287,625  HighTower Holdings
LLC, 2021 Term
Loan B, 9.150%,
(TSFR3M+4.000%),
04/21/2028 289,662
0.3
603,487  Hub International
Ltd., 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
06/20/2030 608,256
0.5
224,064  Intrado Safety, Initial
Term Loan, 8.810%,
(TSFR3M+3.500%),
01/31/2030 224,120
0.2
150,000  Kestra Advisor Services
Holdings A, Inc., 2024
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/22/2031 151,125
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
578,550  Nuvei Technologies
Corp., USD Term
Loan, 8.340%,
(TSFR1M+3.000%),
12/19/2030 $ 581,985
0.5
293,908  Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term
B-3 Loan, 9.330%,
(TSFR1M+4.000%),
08/17/2028 296,742
0.3
125,000  The Edelman
Financial Engines
Center, LLC, Edelman
Financial Tl, 8.830%,
(TSFR1M+3.500%),
10/20/2028 125,313
0.1
385,000  Truist Insurance
Holdings LLC, 1st Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
05/06/2031 394,264
0.4
150,000  Truist Insurance
Holdings LLC, 2nd Lien
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/08/2032 153,609
0.1
302,225  VFH Parent LLC, 2022
Term Loan B, 8.189%,
(US0006M+3.000%),
01/13/2029 303,405
0.3
7,762,441
6.8
Food Products : 1.0%
302,735  BCPE North Star
US HoldCo 2, Inc.,
Term Loan, 9.882%,
(TSFR1M+4.000%),
06/09/2028 293,022
0.3
421,344  CHG PPC Parent
LLC, 2021 Term
Loan, 8.239%,
(US0006M+3.000%),
12/08/2028 423,450
0.4
149,625  Chobani, LLC,
2023 Incremental
Term Loan, 9.112%,
(TSFR1M+3.750%),
10/25/2027 150,685
0.1
248,744  Primary Products
Finance LLC, 2024
Term Loan B, 8.940%,
(TSFR3M+3.500%),
04/02/2029 249,188
0.2
1,116,345
1.0
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Government : 0.1%
125,000  Fugue Finance B.V.,
2024 USD Term
Loan B, 9.190%,
(TSFR3M+3.750%),
02/26/2031 $ 126,328
0.1
Health Care : 2.7%
73,079  Amneal
Pharmaceuticals
LLC, 2018 Term
Loan B, 8.584%,
(TSFR1M+3.500%),
05/04/2025 73,992
0.1
171,017  Amneal
Pharmaceuticals LLC,
Term Loan, 10.830%,
(TSFR1M+5.500%),
05/04/2028 173,154
0.1
677,951  Athenahealth Group,
Inc., 2022 Term
Loan B, 8.589%,
(TSFR1M+3.250%),
02/15/2029 677,998
0.6
208,549  Gloves Buyer,
Inc., 2021 Term
Loan, 9.217%,
(TSFR1M+4.000%),
12/29/2027 208,680
0.2
149,625  IVC Acquisition Ltd,
2023 USD Term
Loan B, 8.800%,
(TSFR3M+5.500%),
12/12/2028 150,233
0.1
350,000  MPH Acquisition
Holdings LLC, 2021
Term Loan B, 10.132%,
(US0006M+4.250%),
09/01/2028 293,937
0.3
291,682  National Mentor
Holdings, Inc., 2021
Term Loan, 8.981%,
(US0006M+3.750%),
03/02/2028 280,744
0.2
8,318  National Mentor
Holdings, Inc., 2021
Term Loan C, 9.092%,
(US0006M+3.750%),
03/02/2028 8,006
0.0
368,738  Pacific Dental Services,
LLC, 2024 Term
Loan B, 8.690%,
(TSFR3M+3.250%),
03/07/2031 372,022
0.3
631,691  Phoenix Guarantor
Inc, 2024 Term
Loan, 8.590%,
(TSFR1M+3.250%),
02/21/2031 632,810
0.6

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Health Care: (continued)
210,000  Star Parent, Inc.,
Term Loan B, 9.882%,
(TSFR3M+4.000%),
09/27/2030 $ 210,434
0.2
3,082,010
2.7
Home Furnishings : 0.2%
248,725  APX Group, Inc., 2021
Term Loan B, 8.461%,
(PRIME+2.250%),
07/10/2028 250,098
0.2
Industrial : 7.7%
224,778  ADS Tactical, Inc., 2021
Term Loan B, 10.943%,
(TSFR1M+5.750%),
03/19/2026 226,464
0.2
311,102  Allied Universal
Holdco LLC, 2021
USD Incremental
Term Loan B, 8.953%,
(TSFR1M+3.750%),
05/15/2028 311,443
0.3
454,946  Amentum Government
Services Holdings
LLC, 2022 Term
Loan, 9.147%,
(TSFR1M+4.000%),
02/15/2029 458,500
0.4
521,296  Belfor Holdings Inc.,
2023 USD Term
Loan B, 9.106%,
(TSFR1M+3.750%),
11/01/2030 524,521
0.5
153,063  Brown Group Holding,
LLC, 2022 Incremental
Term Loan B2, 8.340%,
(TSFR1M+3.000%),
07/02/2029 153,892
0.1
385,000  Chamberlain Group
Inc, 2024 Incremental
Term Loan B, 9.090%,
(TSFR1M+3.750%),
11/03/2028 387,366
0.3
154,613  CPM Holdings
Inc, 9.813%,
(TSFR1M+4.500%),
09/28/2028 154,999
0.1
305,000  Crown Subsea
Communications
Holding,Inc., 2024
Term Loan B, 10.190%,
(TSFR3M+4.750%),
01/30/2031 308,203
0.3
50,081  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.840%,
(TSFR1M+3.500%),
10/21/2028 50,379
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
274,302  Garda World Security
Corporation, 2022
Term Loan B, 9.327%,
(TSFR3M+4.250%),
02/01/2029 $ 277,285
0.3
315,000  Genesee &
Wyoming, Initial Term
Loan B, 7.300%,
(TSFR2M+2.000%),
04/10/2031 316,020
0.3
150,000  Gulfside Supply Inc,
Term Loan, 8.830%,
(TSFR1M+3.500%),
05/29/2031 150,469
0.1
450,000  Ingram Micro Inc., 2023
Term Loan, 8.610%,
(TSFR3M+3.000%),
07/02/2028 452,953
0.4
161,419  LSF11 Trinity Bidco,
Inc., 2023 Term
Loan, 9.358%,
(TSFR1M+4.000%),
06/14/2030 162,226
0.1
144,628  Madison IAQ LLC,
Term Loan, 8.590%,
(TSFR1M+3.250%),
06/21/2028 145,116
0.1
160,000  MI Windows and
Doors, LLC, 2024 Term
Loan B2, 8.840%,
(TSFR1M+3.500%),
03/28/2031 161,380
0.1
214,248  NCR Atleos LLC, Term
Loan B, 10.632%,
(TSFR1M+4.750%),
03/27/2029 216,979
0.2
225,000  Northstar Group
Services Inc, Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/07/2030 225,656
0.2
247,487  Oscar AcquisitionCo
LLC, Term B
Loan, 9.990%,
(TSFR3M+4.600%),
04/29/2029 248,168
0.2
397,523  Pre-Paid Legal
Services, Inc., 2021
Term Loan, 8.943%,
(TSFR1M+3.750%),
12/15/2028 397,772
0.4
439,934  Quikrete Holdings
Inc, 7.579%,
(TSFR1M+2.250%),
03/19/2029 441,962
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
195,000  Reynolds Group
Holdings Inc., Tranch
B-4 U.S. Term
Loans, 8.830%,
(TSFR1M+3.500%),
09/27/2028 $ 195,873
0.2
268,509  Rockwood Service
Corporation, 2020
Term Loan, 9.882%,
(TSFR1M+4.250%),
01/25/2027 270,859
0.2
412,979  Service Logic
Acquisition, Inc,
Term Loan, 9.440%,
(TSFR3M+4.000%),
10/29/2027 417,109
0.4
176,962  Smyrna Ready Mix
Concrete, LLC, 2023
Term Loan, 8.858%,
(TSFR1M+3.500%),
04/02/2029 178,510
0.2
300,000  Titan Acquisition
Limited, 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
04/24/2029 302,594
0.3
542,709  TK Elevator Midco
Gmbh, Facility  B2
(USD), 8.790%,
(TSFR1M+3.500%),
04/30/2030 547,021
0.5
488,813  Trident TPI Holdings
Inc, Tranche B-4 Initial
Term Loans, 10.560%,
(TSFR3M+5.250%),
09/15/2028 491,344
0.4
92,862  Vertex Aerospace
Services Corp, 2023
Term Loan, 8.830%,
(TSFR1M+3.500%),
12/06/2028 93,395
0.1
407,652  Watlow Electric
Manufacturing
Company, 9.341%,
(TSFR3M+4.012%),
03/02/2028 409,180
0.4
8,677,638
7.7
Industrial Equipment : 1.2%
240,000
(1)
AI Aqua Merger Sub,
Inc., 2023 Incremental
Term Loan, 8.800%,
(TSFR3M+2.125%),
07/31/2028 241,575
0.2
109,676  Alliance Laundry
Systems LLC, Term
Loan B, 8.559%,
(TSFR3M+3.500%),
10/08/2027 110,224
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial Equipment: (continued)
197,970  Conair Holdings, LLC,
Term Loan B, 9.288%,
(US0006M+3.750%),
05/17/2028 $ 196,897
0.2
395,064  Filtration Group
Corporation, 2023 USD
Term Loan, 9.326%,
(US0006M+4.250%),
10/21/2028 397,225
0.4
149,625  LSF12 Badger
Bidco LLC, Term
Loan B, 11.882%,
(TSFR1M+6.000%),
08/30/2030 149,344
0.1
264,926  SPX Flow, Inc., 2022
Term Loan, 9.840%,
(TSFR1M+4.500%),
04/05/2029 266,931
0.2
1,362,196
1.2
Insurance : 3.3%
871,342  Acrisure, LLC, 2020
Term Loan B, 8.693%,
(US0001M+3.500%),
02/15/2027 872,976
0.8
239,488  Acrisure, LLC, 2021
First Lien Term
Loan B, 9.428%,
(US0001M+4.250%),
02/15/2027 240,835
0.2
392,990  IMA Financial
Group, Inc., Term
Loan, 9.221%,
(TSFR1M+3.750%),
10/16/2028 394,586
0.4
662,057  OneDigital Borrower
LLC, 2021 Term
Loan, 9.453%,
(US0006M+4.250%),
11/16/2027 667,022
0.6
587,920  Ryan Specialty
Group, LLC, Term
Loan, 8.882%,
(TSFR1M+2.750%),
09/01/2027 592,550
0.5
925,350  USI, Inc., 2023
Acquisition Term
Loan, 9.132%,
(TSFR3M+3.250%),
09/27/2030 928,572
0.8
3,696,541
3.3
Leisure Good/Activities/Movies : 0.4%
6,682
(1)
24 Hour Fitness
Worldwide, Inc.,
2021 Delayed Draw
Term Loan, 14.476%,
(TSFR3M+2.000%),
09/29/2025 6,098
0.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Leisure Good/Activities/Movies: (continued)
5,913
(1)(2)
24 Hour Fitness
Worldwide, Inc., 2021
Exit Delayed Draw
Term Loan, 17.655%,
(US0006M+14.000%),
09/30/2026 $ —
—
317,546  Cinemark USA,
Inc., 2023 Term
Loan B, 8.834%,
(TSFR1M+3.750%),
05/24/2030 320,275
0.3
148,481  City Football Group
Limited, Term
Loan, 8.840%,
(TSFR1M+3.500%),
07/21/2028 148,419
0.1
474,792
0.4
Lodging & Casinos : 2.0%
655,000  1011778 B.C. Unlimited
Liability Company, 2023
Term Loan B5, 8.132%,
(TSFR1M+2.250%),
09/20/2030 656,484
0.6
638,973  Fertitta Entertainment,
LLC, 2022 Term
Loan B, 9.103%,
(US0006M+3.750%),
01/29/2029 641,629
0.6
218,709  Flynn Restaurant
Group LP, 2021 Term
Loan B, 9.467%,
(US0006M+4.250%),
12/01/2028 219,803
0.2
400,000  Golden Entertainment,
Inc., 2023 Term
Loan B, 7.939%,
(US0006M+2.750%),
05/13/2030 401,750
0.3
329,975  Scientific Games
Holdings LP, 2022 USD
Term Loan B, 8.421%,
(TSFR3M+3.250%),
04/04/2029 331,330
0.3
2,250,996
2.0
Oil & Gas : 0.4%
223,868  Medallion Midland
Acquisition, LLC, 2023
Term Loan, 8.864%,
(TSFR3M+3.500%),
10/18/2028 225,582
0.2
189,384  TransMontaigne
Operating Company
L.P., Term Loan
B, 8.698%,
(US0006M+3.500%),
11/17/2028 190,484
0.2
416,066
0.4
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Radio & Television : 1.5%
129,670  ABG Intermediate
Holdings 2 LLC, 2021
Term Loan B1, 8.703%,
(US0006M+3.500%),
12/21/2028 $ 130,359
0.1
342,885  DirecTV Financing,
LLC, Term
Loan, 10.217%,
(TSFR1M+5.000%),
08/02/2027 344,493
0.3
193,598  Gray Television,
Inc., 2021 Term
Loan D, 8.882%,
(TSFR1M+3.000%),
12/01/2028 177,903
0.2
480,454  Gray Television,
Inc., 2023 Term
Loan E, 7.840%,
(TSFR1M+2.500%),
01/02/2026 478,502
0.4
498,111  Houghton Mifflin
Harcourt Publishing
Company, 2022
Term Loan, 11.132%,
(TSFR1M+5.250%),
04/09/2029 483,977
0.4
88,399  Simon & Schuster Inc,
Term Loan B, 9.882%,
(TSFR3M+4.000%),
10/30/2030 88,150
0.1
1,703,384
1.5
Rail Industries : 0.2%
269,659  Kenan Advantage
Group, Inc., 2024 Term
Loan B3, 9.090%,
(TSFR1M+3.750%),
01/25/2029 269,996
0.2
Retailers (Except Food & Drug) : 1.6%
470,434  Great Outdoors Group,
LLC, 2021 Term
Loan B1, 8.943%,
(TSFR1M+3.750%),
03/06/2028 471,757
0.4
300,000  Leslie's Poolmart,
Inc., 2021 Term
Loan B, 7.967%,
(TSFR1M+2.750%),
03/09/2028 298,800
0.3
448,846  Michaels Companies,
Inc., 2021 Term
Loan B, 9.754%,
(TSFR3M+4.250%),
04/15/2028 410,053
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Retailers (Except Food & Drug): (continued)
548,603  Petco Health and
Wellness Company,
Inc., 2021 Term
Loan B, 8.754%,
(US0006M+3.250%),
03/03/2028 $ 499,457
0.4
137,621  Staples, Inc., 7 Year
Term Loan, 10.299%,
(US0001M+5.000%),
04/13/2026 137,047
0.1
1,817,114
1.6
Technology : 9.6%
225,000  Altar Bidco Inc,
Second Lien Initial
Term Loan, 8.830%,
(TSFR1M+3.500%),
02/01/2030 222,469
0.2
224,168  Amentum Government
Services Holdings LLC,
Term Loan B, 9.340%,
(TSFR1M+4.000%),
01/29/2027 225,779
0.2
500,000  Applied Systems,
Inc., 2024 1st Lien
Term Loan, 8.940%,
(TSFR3M+3.500%),
02/24/2031 504,714
0.4
120,000  Applied Systems,
Inc., 2024 2nd Lien
Term Loan, 10.690%,
(TSFR3M+5.250%),
02/23/2032 124,605
0.1
255,000  Asurion LLC, 2021
2nd Lien Term
Loan B3, 10.453%,
(TSFR1M+5.250%),
01/31/2028 240,816
0.2
542,882  Banff Merger Sub
Inc, 2023 USD
Term Loan, 9.875%,
(TSFR1M+4.250%),
12/29/2028 547,560
0.5
150,000  Cast & Crew, Term
Loan B, 8.830%,
(TSFR1M+3.500%),
12/29/2028 150,906
0.1
511,210  Cloud Software Group,
Inc., 2022 USD Term
Loan B, 9.842%,
(US0006M+4.500%),
03/20/2029 513,393
0.5
225,000  Cloud Software
Group, Inc., 2024
Term Loan, 8.840%,
(TSFR1M+3.500%),
03/21/2031 226,476
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
148,858  ConnectWise,
LLC, 2021 Term
Loan B, 9.382%,
(US0006M+3.500%),
09/29/2028 $ 149,447
0.1
458,703  Constant Contact Inc,
Term Loan, 9.882%,
(TSFR3M+4.000%),
02/10/2028 454,546
0.4
241,797  Cvent, Inc., 2023
Term Loan B, 9.004%,
(TSFR3M+3.750%),
06/17/2030 243,120
0.2
300,000  EagleView Technology
Corporation, 2018
Add On Term
Loan B, 8.800%,
(TSFR3M+4.500%),
08/14/2025 294,344
0.3
283,026  ECI Macola / Max
Holding LLC, 2024
Extending Term
Loan, 9.310%,
(TSFR3M+4.010%),
05/31/2030 285,325
0.3
242,746  Endure Digital Inc.,
Term Loan, 8.792%,
(TSFR6M+3.500%),
02/10/2028 228,090
0.2
110,628  Epicor Software
Corporation, 7.827%,
(TSFR3M+2.500%),
07/31/2027 111,126
0.1
401,740  Epicor Software
Corporation, 2023
Incremental Term
Loan, 9.632%,
(TSFR1M+3.750%),
07/30/2027 405,882
0.4
13,126  Epicor Software
Corporation,
Delayed Tl, 8.830%,
(TSFR1M+3.500%),
05/23/2031 13,175
0.0
111,874  Epicor Software
Corporation, Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/23/2031 112,521
0.1
205,000  Fortress Intermediate
3, Inc., Term
Loan, 8.830%,
(TSFR1M+3.500%),
05/09/2031 205,897
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
508,725  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
2024 Incremental Dollar
Term Loans, 9.190%,
(TSFR1M+3.860%),
12/01/2027 $ 512,779
0.5
149,250  Idemia Group, 2024
Term Loan B5, 9.690%,
(TSFR3M+4.250%),
09/30/2028 150,276
0.1
150,000  Lorca Finco
PLC, 8.830%,
(TSFR1M+3.500%),
04/17/2031 150,938
0.1
208,128  McAfee, LLC,
2022 USD Term
Loan B, 9.010%,
(US0006M+3.750%),
03/01/2029 208,616
0.2
210,000  Mosel Bidco SE, USD
Term Loan B, 10.632%,
(TSFR3M+4.750%),
09/16/2030 212,100
0.2
145,500  PointClickCare
Technologies
Inc, 8.830%,
(TSFR1M+3.500%),
12/29/2027 146,318
0.1
443,859  Project Boost
Purchaser, LLC,
2021 Incremental
Term Loan, 9.382%,
(TSFR3M+3.500%),
05/30/2026 446,522
0.4
230,000  Project Ruby Ultimate
Parent Corp., 2024
Incremental Term
Loan, 8.840%,
(TSFR1M+3.500%),
03/10/2028 231,330
0.2
450,000  RealPage, Inc, 1st Lien
Term Loan, 8.356%,
(TSFR1M+3.000%),
04/24/2028 443,222
0.4
283,577  Renaissance Holding
Corp., 2024 Term
Loan, 9.590%,
(TSFR1M+4.250%),
04/05/2030 283,975
0.2
330,000  Rocket Softwar
11/28/2028, 10.079%,
(TSFR1M+4.750%),
11/28/2028 331,827
0.3
264,566  SkillSoft Corporation,
2021 Term
Loan, 10.511%,
(TSFR1M+5.250%),
07/14/2028 216,117
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
37,342  Turing Midco LLC, Initial
Term Loan, 7.940%,
(TSFR1M+2.500%),
03/24/2028 $ 37,307
0.0
856,828  UKG Inc., 2024 Term
Loan B, 8.940%,
(TSFR3M+3.500%),
02/10/2031 864,236
0.8
230,000  VS Buyer LLC, 8.571%,
(TSFR1M+3.250%),
04/14/2031 231,869
0.2
750,000  Waystar Technologies,
Inc., 2024 Term
Loan B, 9.340%,
(TSFR1M+4.000%),
10/22/2029 753,375
0.7
391,961  Xperi Corporation, 2020
Term Loan B, 9.382%,
(TSFR1M+3.500%),
06/08/2028 393,186
0.3
10,874,184
9.6
Telecommunications : 0.3%
396,685  CCI Buyer, Inc.,
Term Loan, 9.242%,
(TSFR3M+4.000%),
12/17/2027 398,966
0.3
Utilities : 1.3%
300,000  BIP PipeCo
Holdings LLC, Term
Loan B, 8.616%,
(TSFR3M+3.250%),
12/06/2030 301,594
0.2
255,000  Kohler Energy Co
LLC, USD Term
Loan B, 8.840%,
(TSFR1M+3.500%),
05/01/2031 256,541
0.2
420,000  NGL Energy Partners
LP, 2024 Term
Loan B, 9.840%,
(TSFR1M+4.500%),
02/03/2031 423,727
0.4
536,849  Waterbridge Midstream
Operating LLC, Term
Loan B, 11.005%,
(US0006M+5.750%),
06/22/2026 540,204
0.5
1,522,066
1.3
Total Senior Loans
(Cost $78,976,640)
79,644,159
70.3
CORPORATE BONDS/NOTES : 48.3%
Basic Materials : 4.3%
165,000
(3)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 171,829
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
250,000
(3)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 $ 223,121
0.2
390,000
(3)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 366,631
0.3
220,000
(3)
Coeur Mining, Inc.,
5.125%,
02/15/2029 206,163
0.2
250,000
(3)
Constellium SE,
5.625%,
06/15/2028 243,060
0.2
400,000
(3)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 393,482
0.3
425,000
(3)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 414,587
0.4
195,000
(3)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 195,342
0.2
200,000
(3)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 189,383
0.2
150,000
(3)(4)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 122,625
0.1
305,000
(3)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 300,601
0.3
40,000
(3)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 42,473
0.0
475,000
(3)
Novelis Corp., 4.750%,
01/30/2030 439,197
0.4
275,000
(3)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 251,219
0.2
445,000  Olin Corp., 5.625%,
08/01/2029 433,140
0.4
200,000
(3)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 184,290
0.2
200,000
(3)
SPCM SA, 3.125%,
03/15/2027 183,335
0.2
57,000
(3)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.375%,
09/01/2025 46,876
0.0
275,000
(3)
Tronox, Inc., 4.625%,
03/15/2029 249,836
0.2
220,000
(3)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 202,610
0.2
4,859,800
4.3
Communications : 4.8%
200,000
(3)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 119,500
0.1
1,275,000
(3)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.750%,
03/01/2030 1,087,115
1.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
200,000
(3)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 $ 189,002
0.2
200,000
(3)
CSC Holdings LLC,
11.250%,
05/15/2028 161,580
0.1
525,000
(3)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 493,396
0.4
85,000
(3)
GCI LLC, 4.750%,
10/15/2028 77,255
0.1
115,000
(3)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 114,364
0.1
325,000
(3)
Match Group Holdings
II LLC, 5.625%,
02/15/2029 308,420
0.3
165,000
(3)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 153,986
0.1
250,000
(5)
Paramount Global,
6.250%,
02/28/2057 218,043
0.2
475,000
(3)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 451,465
0.4
220,000
(3)
Stagwell Global LLC,
5.625%,
08/15/2029 201,575
0.2
325,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 288,438
0.3
165,000
(3)
Uber Technologies, Inc.,
8.000%,
11/01/2026 167,081
0.1
625,000
(3)
Univision
Communications, Inc.,
6.625%,
06/01/2027 604,357
0.5
85,000
(3)
Viasat, Inc., 5.625%,
04/15/2027 76,057
0.1
300,000
(3)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 249,027
0.2
200,000
(3)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 180,586
0.2
300,000
(3)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 249,266
0.2
5,390,513
4.8
Consumer, Cyclical : 11.8%
400,000
(3)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 388,566
0.3
375,000
(3)
Allison Transmission,
Inc., 5.875%,
06/01/2029 369,301
0.3
175,000
(3)
Amer Sports Co.,
6.750%,
02/16/2031 174,808
0.2
463,333
(3)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 459,245
0.4
245,000
(3)
Arko Corp., 5.125%,
11/15/2029 208,128
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
400,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 $ 378,163
0.3
180,000
(3)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 161,892
0.1
200,000
(3)
Banijay Entertainment
SASU, 8.125%,
05/01/2029 204,609
0.2
475,000
(3)
Bath & Body Works,
Inc., 6.625%,
10/01/2030 476,000
0.4
180,000
(3)
Brinker International,
Inc., 5.000%,
10/01/2024 179,181
0.2
300,000
(3)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 271,224
0.2
250,000
(3)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 247,369
0.2
800,000
(3)
Carnival Corp., 4.000%,
08/01/2028 738,408
0.7
150,000
(3)
CCM Merger, Inc.,
6.375%,
05/01/2026 149,466
0.1
135,000
(3)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 138,794
0.1
1,250,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,185,829
1.0
300,000
(3)
Gap, Inc., 3.625%,
10/01/2029 259,897
0.2
300,000
(3)
Installed Building
Products, Inc., 5.750%,
02/01/2028 290,901
0.3
365,000
(3)
Interface, Inc., 5.500%,
12/01/2028 344,811
0.3
600,000
(3)
International Game
Technology PLC,
6.250%,
01/15/2027 601,596
0.5
225,000
(3)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 209,269
0.2
225,000
(3)
Lithia Motors, Inc.,
4.375%,
01/15/2031 198,436
0.2
325,000  M/I Homes, Inc.,
4.950%,
02/01/2028 309,302
0.3
325,000
(3)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 309,528
0.3
200,000
(3)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 180,188
0.2
180,000  MGM Resorts
International, 4.625%,
09/01/2026 174,728
0.2
300,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 282,877
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
450,000
(3)
NCL Corp. Ltd.,
5.875%,
03/15/2026 $ 442,736
0.4
160,000
(3)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 172,463
0.2
65,000
(3)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 67,928
0.1
765,000
(3)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 750,012
0.7
175,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 171,851
0.2
250,000
(3)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 251,597
0.2
275,000
(3)
Station Casinos LLC,
4.500%,
02/15/2028 256,263
0.2
365,000
(3)
Taylor Morrison
Communities, Inc.,
5.750%,
01/15/2028 359,653
0.3
400,000
(3)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 359,050
0.3
250,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 248,365
0.2
225,000
(3)
Viking Cruises Ltd.,
5.875%,
09/15/2027 219,829
0.2
200,000
(3)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 160,749
0.1
175,000  Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 146,476
0.1
250,000
(3)
William Carter Co.,
5.625%,
03/15/2027 245,700
0.2
475,000
(3)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 462,638
0.4
180,000
(3)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 183,287
0.2
13,391,113
11.8
Consumer, Non-cyclical : 8.3%
275,000
(3)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 267,673
0.2
175,000
(3)
AdaptHealth LLC,
4.625%,
08/01/2029 150,030
0.1
465,000
(3)
ADT Security Corp.,
4.125%,
08/01/2029 422,738
0.4
180,000
(3)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 166,970
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
675,000
(3)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 $ 663,859
0.6
250,000
(3)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 254,314
0.2
245,000
(3)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 237,225
0.2
275,000
(3)
APi Group DE, Inc.,
4.750%,
10/15/2029 252,506
0.2
165,000
(3)
BellRing Brands, Inc.,
7.000%,
03/15/2030 168,724
0.2
400,000
(3)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 373,440
0.3
175,000
(3)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 178,494
0.2
350,000
(3)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 331,785
0.3
150,000  Cimpress PLC, 7.000%,
06/15/2026 149,795
0.1
315,000
(3)
CPI CG, Inc., 8.625%,
03/15/2026 316,737
0.3
410,000
(3)
DaVita, Inc., 4.625%,
06/01/2030 367,597
0.3
275,000  Encompass Health
Corp., 4.750%,
02/01/2030 254,735
0.2
275,000
(3)
Graham Holdings Co.,
5.750%,
06/01/2026 274,186
0.2
200,000
(3)
Jazz Securities DAC,
4.375%,
01/15/2029 184,197
0.2
275,000
(3)
Medline Borrower L.P.,
3.875%,
04/01/2029 250,534
0.2
195,000
(3)
Medline Borrower L.P.,
5.250%,
10/01/2029 183,973
0.2
195,000
(3)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 178,977
0.2
400,000
(3)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 353,817
0.3
175,000
(3)
Owens & Minor, Inc.,
6.625%,
04/01/2030 166,781
0.1
475,000
(3)
Post Holdings, Inc.,
5.500%,
12/15/2029 452,730
0.4
365,000
(3)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 335,012
0.3
180,000
(3)
Select Medical Corp.,
6.250%,
08/15/2026 180,180
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
195,000
(3)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 $ 170,144
0.2
220,000
(3)
Teleflex, Inc., 4.250%,
06/01/2028 205,780
0.2
500,000  Tenet Healthcare Corp.,
4.625%,
06/15/2028 475,658
0.4
365,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 361,873
0.3
290,000
(3)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 268,264
0.2
325,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 312,288
0.3
200,000
(3)
Varex Imaging Corp.,
7.875%,
10/15/2027 203,502
0.2
165,000
(3)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 154,399
0.1
200,000
(3)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 199,565
0.2
9,468,482
8.3
Energy : 6.7%
425,000
(3)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 420,428
0.4
130,000
(3)
Antero Resources
Corp., 7.625%,
02/01/2029 134,007
0.1
425,000
(3)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 420,362
0.4
280,000
(3)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 269,753
0.2
160,000
(3)
Baytex Energy Corp.,
8.500%,
04/30/2030 166,976
0.1
240,000
(3)
Chord Energy Corp.,
6.375%,
06/01/2026 239,793
0.2
110,000
(3)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 112,181
0.1
425,000
(3)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 423,951
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
325,000
(3)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 $ 321,145
0.3
445,000
(3)
DT Midstream, Inc.,
4.125%,
06/15/2029 407,282
0.4
300,000
(3)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 308,057
0.3
300,000
(3)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 306,930
0.3
165,000
(3)
Enerflex Ltd., 9.000%,
10/15/2027 168,756
0.1
135,000
(3)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 138,994
0.1
450,000
(3)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 434,595
0.4
350,000
(3)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 341,325
0.3
175,000
(3)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 177,782
0.1
250,000
(3)
Matador Resources Co.,
6.875%,
04/15/2028 252,451
0.2
350,000
(3)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 349,245
0.3
400,000  Murphy Oil Corp.,
6.375%,
07/15/2028 403,116
0.3
325,000
(3)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 318,730
0.3
220,000  Southwestern
Energy Co., 5.375%,
02/01/2029 211,748
0.2
390,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 358,240
0.3
111,375
(3)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 111,174
0.1
65,000
(3)
Transocean, Inc.,
8.250%,
05/15/2029 65,042
0.1
220,000
(3)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 194,437
0.2
540,000
(3)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 552,258
0.5
7,608,758
6.7
Financial : 4.5%
275,000  Ally Financial, Inc.,
5.750%,
11/20/2025 273,865
0.2
200,000
(3)
Ardonagh Finco Ltd.,
7.750%,
02/15/2031 198,791
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
140,000
(3)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 $ 135,946
0.1
195,000
(3)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 178,717
0.2
200,000
(3)
Burford Capital Global
Finance LLC, 6.250%,
04/15/2028 193,739
0.2
200,000
(3)
CI Financial Corp.,
7.500%,
05/30/2029 199,384
0.2
265,000
(3)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 263,525
0.2
420,000
(3)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 394,130
0.4
400,000
(3)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 373,175
0.3
400,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 328,232
0.3
365,000
(3)
Nationstar Mortgage
Holdings, Inc., 5.500%,
08/15/2028 348,617
0.3
575,000  Navient Corp., 5.000%,
03/15/2027 546,137
0.5
825,000  OneMain Finance
Corp., 3.500%,
01/15/2027 763,587
0.7
275,000
(3)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 276,964
0.2
325,000
(3)
PRA Group, Inc.,
5.000%,
10/01/2029 275,880
0.2
365,000
(3)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 353,403
0.3
5,104,092
4.5
Industrial : 5.5%
150,000
(3)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 152,444
0.1
55,000
(3)
Bombardier, Inc.,
7.250%,
07/01/2031 56,216
0.1
187,000
(3)
Bombardier, Inc.,
7.875%,
04/15/2027 187,315
0.2
200,000
(3)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 197,682
0.2
350,000
(3)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 333,758
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
300,000
(3)
Chart Industries, Inc.,
7.500%,
01/01/2030 $ 309,348
0.3
225,000
(3)
Clean Harbors, Inc.,
5.125%,
07/15/2029 216,627
0.2
195,000
(3)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 180,078
0.2
375,000
(3)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 362,730
0.3
385,000
(3)
GFL Environmental,
Inc., 4.000%,
08/01/2028 352,398
0.3
275,000
(3)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 255,524
0.2
175,000
(3)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 165,128
0.2
390,000
(3)
Imola Merger Corp.,
4.750%,
05/15/2029 363,297
0.3
50,000
(3)(4)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 47,766
0.0
250,000
(3)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 240,425
0.2
190,000
(3)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 202,289
0.2
245,000
(3)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 251,056
0.2
95,000
(3)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 94,797
0.1
375,000
(3)
Sealed Air Corp.,
4.000%,
12/01/2027 352,113
0.3
420,000
(3)
Sensata Technologies
BV, 4.000%,
04/15/2029 381,887
0.3
250,000
(3)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 263,442
0.2
650,000
(3)
Standard Industries,
Inc., 4.750%,
01/15/2028 619,726
0.6
390,000
(3)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 375,906
0.3
275,000
(3)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 253,050
0.2
6,215,002
5.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 1.4%
275,000
(3)
Entegris Escrow Corp.,
5.950%,
06/15/2030 $ 270,923
0.2
220,000
(3)
McAfee Corp., 7.375%,
02/15/2030 203,858
0.2
205,000
(3)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 221,351
0.2
400,000
(3)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 355,943
0.3
195,000
(3)
UKG, Inc., 6.875%,
02/01/2031 196,370
0.2
330,000
(3)
Virtusa Corp., 7.125%,
12/15/2028 300,412
0.3
1,548,857
1.4
Utilities : 1.0%
200,000
(3)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 195,385
0.2
435,000
(3)
Calpine Corp., 5.125%,
03/15/2028 414,829
0.3
185,000  TransAlta Corp.,
7.750%,
11/15/2029 192,614
0.2
400,000
(3)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 393,834
0.3
1,196,662
1.0
Total Corporate Bonds/
Notes
(Cost $53,803,602)
54,783,279
48.3
ASSET-BACKED SECURITIES : 2.7%
Other Asset-Backed Securities : 2.7%
250,000
(3)(5)
AIMCO CLO 10 Ltd.
2019-10A DR, 8.486%,
(TSFR3M + 3.162%),
07/22/2032 250,439
0.2
500,000
(3)(5)
Bain Capital Credit
CLO Ltd. 2021-1A C,
7.589%, (TSFR3M +
2.262%),
04/18/2034 500,619
0.5
350,000
(3)(5)
Carlyle US CLO Ltd.
2024-3A E, (TSFR3M +
6.400%),
07/25/2036 352,819
0.3
450,000
(3)(5)
Neuberger Berman
Loan Advisers CLO
44 Ltd. 2021-44A D,
Series 2021-44A, Class
D - 144A, 8.439%,
(TSFR3M + 3.112%),
10/16/2034 451,807
0.4
250,000
(3)(5)
Octagon 71 Ltd.
2024-1A D1, 8.941%,
(TSFR3M + 3.650%),
04/18/2037 250,502
0.2
250,000
(3)(5)
Octagon 71 Ltd.
2024-1A E, 12.041%,
(TSFR3M + 6.750%),
04/18/2037 252,056
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(3)(5)
Sixth Street CLO XXIV
Ltd. 2024-24A D,
8.895%, (TSFR3M +
3.600%),
04/23/2037 $ 251,414
0.2
250,000
(3)(5)
Sixth Street CLO XXIV
Ltd. 2024-24A E,
11.945%, (TSFR3M +
6.650%),
04/23/2037 255,709
0.2
500,000
(3)(5)
Symphony CLO 44 Ltd.
2024-44A E, (TSFR3M
+ 6.150%),
07/14/2037 503,827
0.5
3,069,192
2.7
Total Asset-Backed
Securities
(Cost $2,981,162)
3,069,192
2.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.3%
Business Equipment & Services : 0.0%
13,045
(2)(6)
Yak Access LLC Series
A
26,091
0.0
1,333
(2)(6)
Yak Access LLC Series
B
2,666
0.0
28,757
0.0
Communications : 0.0%
13,417
(6)
Cumulus Media, Inc. -
Class A
31,262
0.0
Consumer Discretionary : 0.0%
135,911
(2)(6)
24 Hour Fitness
Worldwide, Inc.
815
0.0
42,856
(2)(6)
Anchor Hocking
Holdings
429
0.0
1,244
0.0
Consumer, Non-cyclical : —%
29,663
(2)(6)
Save-A-Lot, Inc. /
Moran
Foods
—
—
Financial : 0.0%
4,941
(2)(6)
iQor
10,193
0.0
Industrials : 0.1%
2,460
(2)(6)
Harvey Gulf
International Marine
LLC
78,720
0.1
Utilities : 0.2%
41,629
(2)(6)
Longview Power LLC
149,865
0.2
Total Common Stock
(Cost $1,184,597)
300,041
0.3
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK : 0.2%
Consumer Discretionary : 0.0%
181,068
(2)(6)
24 Hour Fitness
Worldwide, Inc.
- Preferred
$ 18
0.0
Information Technology : 0.2%
169
(2)(6)
Travelport Finance
(Luxembourg) S.a.r.l
239,980
0.2
Total Preferred Stock
(Cost $602,943)
239,998
0.2
Total Long-Term
Investments
(Cost $137,548,944)
138,036,669
121.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
290,259
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $290,259) $ 290,259 0.3
Total Short-Term
Investments
(Cost $290,259)
290,259
0.3
Total Investments in
Securities
(Cost $137,839,203) $ 138,326,928 122.1
Liabilities in Excess of
Other Assets
(25,017,260) (22.1)
Net Assets $ 113,309,668 100.0
*
Senior Loans, while exempt from registration under the Securities
Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-
term rates.
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this holding is subject to unfunded loan commitments.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(5)
Variable rate security. Rate shown is the rate in effect as of May
31, 2024.
(6)
Non-income producing security.
(7)
Rate shown is the 7-day yield as of May 31, 2024.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)

Voya Credit Income Fund
Reference Rate Abbreviations:
PRIME Federal Reserve Bank Prime Loan Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0006M 6-month LIBOR
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services $ — $ — $ 28,757 $ 28,757
Communications 31,262 — — 31,262
Consumer Discretionary — — 1,244 1,244
Consumer, Non-cyclical — — — —
Financial — — 10,193 10,193
Industrials — — 78,720 78,720
Utilities — — 149,865 149,865
Total Common Stock 31,262 — 268,779 300,041
Senior Loans — 79,644,159 — 79,644,159
Corporate Bonds/Notes — 54,783,279 — 54,783,279
Asset-Backed Securities — 3,069,192 — 3,069,192
Preferred Stock — — 239,998 239,998
Short-Term Investments 290,259 — — 290,259
Total Investments, at fair value $ 321,521 $ 137,496,630 $ 508,777 $ 138,326,928
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,416,732
Gross Unrealized Depreciation (1,907,529)
Net Unrealized Appreciation $ 509,203